SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	247,551,999	244,494,095
Ordinary shares, shares outstanding	247,551,999	244,494,095
Parent Company
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	247,551,999	244,494,095
Ordinary shares, shares outstanding	247,551,999	244,494,095